This is filed pursuant to Rule 497(e).
File Nos. 2-79807 and 811-03586.

--------------------------------------------------------------------------------

                                    Yields

  For current recorded yield information on the Funds, call toll free:
(800) 221-9513

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   The Funds are open-end management investment companies with investment objectives of safety, liquidity and maximum current income (in the case of Alliance Municipal Trust-General, exempt from Federal income taxes) to the extent consistent with the first two objectives. Alliance Capital Reserves, Alliance Government Reserves and the General Portfolio of Alliance Municipal Trust are diversified. This prospectus sets forth the information about each Fund that a prospective investor should know before investing. Please retain it for future reference.

  An investment in the Fund is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.

   A "Statement of Additional Information," for each Fund dated October 30,1998, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors,has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A free copy may be obtained by contacting your Account Executive.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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 Contents
 --------

 Expense Information........................................................  2
 Financial Highlights.......................................................  3
 Objectives and Policies....................................................  5
 Purchase and Redemption of Shares..........................................  9
 Additional Information.....................................................  9

--------------------------------------------------------------------------------


                            BUTLER, WICK & COMPANY

                                 introduces...


                        .  Alliance Capital Reserves

                        .  Alliance Government Reserves

                        .  Alliance Municipal Trust-
                               General Portfolio


                                  Prospectus
                               October 30, 1998


                                  Butler Wick
                                  -----------
                                  & CO., INC.
                                  -----------
                                      MEMBER S.I.P.C.


                            CORPORATE HEADQUARTERS
      City Centre One . Suite 700 . P.O. Box 149 . Youngstown, Ohio 44501
                   (330) 744-4351 in Ohio or 1-800-229-1643


   Warren                Alliance               Canton                  Kent
330-393-1567           330-823-7666          330-493-1616           330-678-2151


   Salem                  Sharon               Franklin              Cleveland
330-337-3911           724-546-2166          814-432-3169           440-899-0082

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

  The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average  ACR   AGR   AMT-GEN
net assets, after expense reimbursement)                    ----  ----  -------
 Management Fees...........................................  .46%  .46%   .50%
 12b-1 Fees................................................  .25   .25    .25
 Other Expenses............................................  .29   .29    .25
                                                            ----  ----   ----
 Total Fund Operating Expenses............................. 1.00% 1.00%  1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
ACR.............................................  $10     $32     $55     $122
AGR.............................................  $10     $32     $55     $122
AMT-General.....................................  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly and indirectly. The expenses listed in the table for AGR are net of the contractual reimbursement by the Adviser described in this prospectus. The ex-penses of such Portfolio, before expense reimbursements, would be: Management Fees--.47%, 12b-1 Fees--.25%, Other Expenses--.29% and Total Operating Ex-penses--1.01%. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

     FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                   (AUDITED)

  The following tables have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information.

                                                          YEAR ENDED JUNE 30,
 ALLIANCE CAPITAL RESERVES  -----------------------------------------------------------------------------------------------
                             1998        1997     1996        1995        1994        1993        1992     1991     1990
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net asset value,
  beginning of year.......  $  1.00     $  1.00  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00  $  1.00  $  1.00
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....    .0471       .0452    .0471       .0447       .0255       .0266       .0438    .0662    .0782
 Net realized gain on
  investments.............      -0-         -0-      -0-         -0-         -0-       .0003       .0013      -0-      -0-
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net increase in net
  assets from operations..    .0471       .0452    .0471       .0447       .0255       .0269       .0451    .0662    .0782
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 LESS: DIVIDENDS AND
  DISTRIBUTIONS
 Dividends from net
  investment income.......   (.0471)     (.0452)  (.0471)     (.0447)     (.0255)     (.0266)     (.0438)  (.0662)  (.0782)
 Distributions from net
  realized gains..........      -0-         -0-      -0-         -0-         -0-      (.0003)     (.0013)     -0-      -0-
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Total dividends and
  distributions...........   (.0471)     (.0452)  (.0471)     (.0447)     (.0255)     (.0269)     (.0451)  (.0662)  (.0782)
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net asset value, end of
  year....................  $  1.00     $  1.00  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00  $  1.00  $  1.00
                            =======     =======  =======     =======     =======     =======     =======  =======  =======
 TOTAL RETURN
 Total investment return
  based on net asset
  value(a)................     4.83%       4.63%    4.82%       4.57%       2.58%       2.73%       4.61%    6.84%    8.14%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $ 8,015     $ 5,733  $ 4,804     $ 3,024     $ 2,417     $ 2,112     $ 1,947  $ 1,937  $ 1,891
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....     1.00%       1.00%    1.00%       1.00%       1.00%       1.00%       1.00%     .97%     .88%
  Expenses, before waivers
   and reimbursements.....     1.00%       1.00%    1.00%       1.03%       1.03%       1.00%       1.00%     .97%     .98%
  Net investment
   income(b)..............     4.71%       4.53%    4.69%       4.51%       2.57%       2.65%       4.37%    6.62%    7.82%
 ALLIANCE CAPITAL RESERVES
                             1989
                            --------
 Net asset value,
  beginning of year.......  $  1.00
                            --------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....    .0788
 Net realized gain on
  investments.............      -0-
                            --------
 Net increase in net
  assets from operations..    .0788
                            --------
 LESS: DIVIDENDS AND
  DISTRIBUTIONS
 Dividends from net
  investment income.......   (.0788)
 Distributions from net
  realized gains..........      -0-
                            --------
 Total dividends and
  distributions...........   (.0788)
                            --------
 Net asset value, end of
  year....................  $  1.00
                            ========
 TOTAL RETURN
 Total investment return
  based on net asset
  value(a)................     8.20%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $ 1,536
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....      .95%
  Expenses, before waivers
   and reimbursements.....     1.05%
  Net investment
   income(b)..............     7.87%
-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.

 ALLIANCE GOVERNMENT                                      YEAR ENDED JUNE 30,
 RESERVES                   -----------------------------------------------------------------------------------------------
                             1998        1997     1996        1995        1994        1993        1992     1991     1990
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net asset value, begin-
  ning of year............  $  1.00     $  1.00  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00  $  1.00  $  1.00
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment
  income(b)...............    .0463(b)    .0443    .0461(b)    .0439(b)    .0244(b)    .0256(b)    .0421    .0640    .0765
 Net realized gain on in-
  vestments...............      -0-         -0-      -0-         -0-         -0-       .0001         -0-      -0-    .0001
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net increase in net
  assets from operations..    .0463       .0443    .0461       .0439       .0244       .0257       .0421    .0640    .0766
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 LESS: DIVIDENDS AND DIS-
  TRIBUTIONS
 Dividends from net in-
  vestment income.........   (.0463)     (.0443)  (.0461)     (.0439)     (.0244)     (.0256)     (.0421)  (.0640)  (.0765)
 Distributions from net
  realized gains..........      -0-         -0-      -0-         -0-         -0-      (.0001)        -0-      -0-   (.0001)
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Total dividends and dis-
  tributions..............   (.0463)     (.0443)  (.0461)     (.0439)     (.0244)     (.0257)     (.0421)  (.0640)  (.0766)
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net asset value, end of
  year....................  $  1.00     $  1.00  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00  $  1.00  $  1.00
                            =======     =======  =======     =======     =======     =======     =======  =======  =======
 TOTAL RETURN
 Total investment return
  based on net asset
  value(a)................     4.74%       4.53%    4.72%       4.48%       2.48%       2.60%       4.30%    6.61%    7.96%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $ 4,909     $ 3,762  $ 3,205     $ 2,514     $ 2,061     $ 1,783     $ 1,572  $ 1,070  $   584
 Ratio to average net as-
  sets of:
  Expenses, net of waivers
   and reimbursements.....     1.00%       1.00%    1.00%       1.00%       1.00%       1.00%        .95%     .89%     .88%
  Expenses, before waivers
   and reimbursements.....     1.01%       1.00%    1.01%       1.05%       1.04%       1.02%        .97%     .93%     .98%
  Net investment
   income(b)..............     4.63%(b)    4.44%    4.60%(b)    4.42%(b)    2.46%(b)    2.55%(b)    4.17%    6.28%    7.65%
 ALLIANCE GOVERNMENT
 RESERVES
                             1989
                            --------
 Net asset value, begin-
  ning of year............  $  1.00
                            --------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment
  income(b)...............    .0774
 Net realized gain on in-
  vestments...............      -0-
                            --------
 Net increase in net
  assets from operations..    .0774
                            --------
 LESS: DIVIDENDS AND DIS-
  TRIBUTIONS
 Dividends from net in-
  vestment income.........   (.0774)
 Distributions from net
  realized gains..........      -0-
                            --------
 Total dividends and dis-
  tributions..............   (.0774)
                            --------
 Net asset value, end of
  year....................  $  1.00
                            ========
 TOTAL RETURN
 Total investment return
  based on net asset
  value(a)................     8.04%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $   522
 Ratio to average net as-
  sets of:
  Expenses, net of waivers
   and reimbursements.....      .88%
  Expenses, before waivers
   and reimbursements.....      .98%
  Net investment
   income(b)..............     7.86%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.

                                                            GENERAL PORTFOLIO
                          --------------------------------------------------------------------------------------------
ALLIANCE MUNICIPAL                                                                                        SIX MONTHS
TRUST                                          YEAR ENDED JUNE 30,                                          ENDED
                          ------------------------------------------------------------------------------   JUNE 30,
                           1998   1997    1996    1995       1994       1993       1992    1991    1990      1989
                          ------  -----  ------  ------     ------     ------     ------  ------  ------  ----------
Net asset value,
 beginning of
 period..............     $ 1.00  $1.00  $ 1.00  $ 1.00     $ 1.00     $ 1.00     $ 1.00  $ 1.00  $ 1.00    $ 1.00
                          ------  -----  ------  ------     ------     ------     ------  ------  ------    ------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income..............       .028   .028    .029    .028(d)    .018(d)    .020(d)    .034    .046    .055      .030
Net realized and
 unrealized loss on
 investments.........        -0-    -0-     -0-   (.003)       -0-        -0-        -0-     -0-     -0-       -0-
                          ------  -----  ------  ------     ------     ------     ------  ------  ------    ------
Net increase in net
 asset value from
 operations..........       .028   .028    .029    .025       .018       .020       .034    .046    .055      .030
                          ------  -----  ------  ------     ------     ------     ------  ------  ------    ------
ADD: CAPITAL
 CONTRIBUTIONS
Capital Contributed
 by the Adviser......        -0-    -0-     -0-    .003        -0-        -0-        -0-     -0-     -0-       -0-
                          ------  -----  ------  ------     ------     ------     ------  ------  ------    ------
LESS: DIVIDENDS
Dividends from net
 investment income...      (.028) (.028)  (.029)  (.028)     (.018)     (.020)     (.034)  (.046)  (.055)    (.030)
                          ------  -----  ------  ------     ------     ------     ------  ------  ------    ------
Net asset value, end
 of period...........     $ 1.00  $1.00  $ 1.00  $ 1.00     $ 1.00     $ 1.00     $ 1.00  $ 1.00  $ 1.00    $ 1.00
                          ======  =====  ======  ======     ======     ======     ======  ======  ======    ======
TOTAL RETURN
Total investment
 return based on net
 asset value(a)......       2.85%  2.81%   2.93%   2.83%(c)   1.81%      2.05%      3.48%   4.71%   5.65%     6.13%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in
 millions)...........     $1,196  $ 980  $1,148  $1,189     $1,134     $1,016     $  914  $  883  $  798    $  695
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements.....        .98%   .94%    .95%    .94%       .92%       .92%       .92%    .89%    .83%      .84%(b)
 Expenses, before
  waivers and
  reimbursements.....        .98%   .94%    .95%    .95%       .94%       .94%       .95%    .95%    .93%      .94%(b)
 Net investment
  income(d)..........       2.81%  2.76%   2.90%   2.78%(d)   1.80%(d)   2.02%(d)   3.40%   4.57%   5.50%     5.96%(b)
ALLIANCE MUNICIPAL
TRUST                      YEAR ENDED
                          DECEMBER 31,
                              1988
                          ------------
Net asset value,
 beginning of
 period..............        $ 1.00
                          ------------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income..............          .047
Net realized and
 unrealized loss on
 investments.........           -0-
                          ------------
Net increase in net
 asset value from
 operations..........          .047
                          ------------
ADD: CAPITAL
 CONTRIBUTIONS
Capital Contributed
 by the Adviser......           -0-
                          ------------
LESS: DIVIDENDS
Dividends from net
 investment income...         (.047)
                          ------------
Net asset value, end
 of period...........        $ 1.00
                          ============
TOTAL RETURN
Total investment
 return based on net
 asset value(a)......          4.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in
 millions)...........        $  633
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements.....           .83%
 Expenses, before
  waivers and
  reimbursements.....           .93%
 Net investment
  income(d)..........          4.69%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser had no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                ---------------

  From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Further informa-tion about each Fund's performance is contained in the annual report to share-holders and Statement of Additional Information which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address shown in this prospectus.

                      INVESTMENT OBJECTIVES AND POLICIES

 The investment objectives of each of the Funds are in the following order of priority--safety of principal, excellent liquidity and, to the extent consis-tent with the first two objectives, maximum current income (exempt from income taxation to the extent described below in the case of AMT-General). As a mat-ter of fundamental policy, each Fund pursues its objectives by maintaining a portfolio of high quality money market securities all of which at the time of investment have remaining maturities of one year or less, which maturities may extend to 397 days. While the fundamental policies described above and the other fundamental investment policies described below may not be changed with-out shareholder approval, each Fund may, upon notice to shareholders, but without such approval, change non-fundamental investment policies or create additional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that any Fund's ob-jectives will be achieved.

 The Funds will comply with Rule 2a-7 ("Rule 2a-7") under the Investment Com-pany Act of 1940, (the "1940 Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The average maturity of each Fund's portfolio cannot exceed 90 days. A more de-tailed description of Rule 2a-7 is set forth in each Fund's Statement of Addi-tional Information. To the extent that each Fund's limitations are more per-missive than Rule 2a-7, each Fund will comply with the more restrictive provisions of the Rule.

ALLIANCE CAPITAL RESERVES

 The money market securities in which the Fund invests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation or denominated in U.S. dollars and issued by U.S. branches of for-eign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Fund may invest; (3) commercial paper, including variable amount master demand notes, of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7 under the 1940 Act. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Gov-ernment securities or State Street Bank and Trust Company, the Fund's Custodi-an, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. The Fund may also invest in the types of instruments described in (2) above issued or maintained at foreign branches of U.S. banks described in such clause and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above. The money market secu-rities in which the Fund invests may have variable or floating rates of inter-est ("variable rate obligations") as permitted by Rule 2a-7. Variable rate ob-ligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued inter-est at any time, or at specified intervals. The Fund follows Rule 2a-7 with respect to the diversification, quality, and maturity of variable rate obliga-tions.

 To the extent the Fund purchases money market instruments issued by foreign entities, consideration will be given due to the domestic marketability of such instruments, and possible interruptions of, or restrictions on, the flow of international currency transactions.

 The Fund may purchase restricted securities that are determined by the Ad-viser to be liquid in accordance with procedures adopted by the Trustees of the Fund, including securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securi-ties Act. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

 The Fund may also invest up to 10% of the value of its net assets in securi-ties as to which a liquid trading market does not exist, provided such invest-ments are consistent with the Fund's investment objectives. Such securities may include securities that are not readily marketable, such as certain secu-rities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described above) and repurchase agreements not terminable within seven days. As to illiquid se-curities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representa-tive of their value, the value of the Fund's net assets could be adversely af-fected.

 The Fund may invest in asset-backed securities that meet its existing diver-sification, quality and maturity criteria. Asset-backed securities are securi-ties issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a bene-ficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corpora-tion. Although the securities may have some form of credit or liquidity en-hancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Fund's current inten-tion to limit its investment in such securities to not more than 5% of its net assets.

OTHER FUNDAMENTAL INVESTMENT POLICIES

 To maintain portfolio diversification and reduce investment risk, the Fund may not: (1) invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or cer-tificates of deposit, bankers' acceptances and interest bearing savings depos-its; (2) invest more than 5% of its assets in securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Govern-ment); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests; (5) mortgage, pledge or hypothecate its assets except to secure such borrowings; or (6) enter into repurchase agreements, if as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements not terminable within seven days.

 As a matter of operating policy, the Fund may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that the Fund may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

ALLIANCE GOVERNMENT RESERVES

 The securities in which the Fund invests are: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentali-ties (collectively, the "U.S. Government"), including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7 under the 1940 Act. These agree-ments are entered into with "primary dealers" (as designated by the Federal

Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the col-lateral were less than the repurchase price. The Fund may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund. The money market securities in which the Fund may invest may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. The Fund follows Rule 2a-7 with respect to the diversifi-cation, quality and maturity of variable rate obligations.

OTHER FUNDAMENTAL INVESTMENT POLICIES

 To maintain portfolio diversification and reduce investment risk, the Fund may not: (1) borrow money except from banks on a temporary basis or via enter-ing into reverse repurchase agreements in aggregate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy re-demption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist; (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings; or (3) enter into repurchase agreements if, as a result thereof, more than 10% of its assets would be subject to repurchase agreements not terminable within seven days.

ALLIANCE MUNICIPAL TRUST

 The investment objectives of AMT-General are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. Except when AMT-General assumes a temporary defensive position, at least 80% of such Port-folio's total assets will be invested in such securities (as opposed to the taxable investments described below). Normally, substantially all of such Portfolio's income will be tax-exempt as described below (e.g., for 1997, 100% of the income of such Portfolio was exempt from Federal income taxes). The Fund may in the future establish additional portfolios which may have differ-ent investment objectives.

 The General Portfolio seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

 AMT-General may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT").

 Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal securities. See below, "Daily Dividends, Other Distributions, Taxes."

MUNICIPAL SECURITIES

 The municipal securities in which AMT-General invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond antic-ipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

 AMT-General may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of AMT-General to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. AMT-General will comply with Rule 2a-7 with respect to its investments in variable rate obligations supported by letters of credit.

 AMT-General's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corporation (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

 To further enhance the quality and liquidity of the securities in which AMT-General invests, such securities frequently are supported by credit and li-quidity enhancements, such as letters of credit, from third party financial institutions. The Adviser continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial in-stitution could cause AMT-General's investments backed by that institution to lose value and affect AMT-General's share price.

 AMT-General also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of AMT-General's net assets. AMT-General may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custodian will maintain, in a separate account of AMT-General, liquid assets having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date oc-curs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to AMT-General.

TAXABLE INVESTMENTS

 The taxable investments in which AMT-General may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

OTHER INVESTMENT POLICIES

 AMT-General will not invest more than 10% of its net assets in illiquid secu-rities. As to these securities, AMT-General is subject to a risk that should AMT-General desire to sell them when a ready buyer is not available at a price AMT-General deems representative of their value, the value of AMT-General's net assets could be adversely affected. Illiquid securities may include secu-rities that are not readily marketable.

 The following investment policies are fundamental policies with respect to AMT-General. To reduce investment risk, AMT-General (i) may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and may not invest more than 25% of its total assets in mu-nicipal securities the interest upon which is paid from revenues of similar-type projects; (ii) AMT-General may not invest more than 5% of its total as-sets in the securities of any one issuer except the U.S. Government, although with respect to 25% of its total assets AMT-General may invest up to 10% per issuer, and (iii) AMT-General may not purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.

 As a matter of operating policy, AMT-General may invest no more than 5% of its assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that AMT-General may invest up to 25% of its assets in the first tier securities (as defined in Rule 2a-7 and described in the Statement of Ad-ditional Information) of a single issuer for a period of up to three business days. Fundamental policy number (i) with respect to the AMT-General Portfolio would give AMT-General the investment latitude described therein only in the event Rule 2a-7 is further amended in the future.

                       PURCHASE AND REDEMPTION OF SHARES

 For more information on the purchase and redemption of each Fund's shares, see such Fund's Statement of Additional Information.

PURCHASE OF SHARES

OPENING ACCOUNTS

 Instruct your Account Executive to use ACR, AGR or AMT-General in conjunction with your brokerage account.

SUBSEQUENT INVESTMENTS

 A. BY CHECK THROUGH BUTLER, WICK

 Mail or deliver your check or negotiable draft payable to "Butler, Wick & Co." to your Account Executive who will deposit it into the Fund(s). Please indicate your Fund account number on the check or draft.

 B. BY SWEEP

 Butler, Wick has available an automatic "sweep" for the Funds in the opera-tion of brokerage accounts for its customers. Once your account is estab-lished, all monies coming into your cash account will be moved into your money maket fund account daily.

 C. BY CONTACTING YOUR ACCOUNT EXECUTIVE

 Cash that has come into your brokerage account from proceeds of your securi-ties sales or from any other source can be moved into your Fund account by contacting your Account Executive either specifically each time that you know there is a cash balance or by providing standing instructions to your Account Executive to immediately move all such cash to the Funds.

REDEMPTIONS

 A. BY CONTACTING YOUR ACCOUNT EXECUTIVE

 Instruct your Account Executive to order a withdrawal from your Fund account to purchase securities or to make payment with a Butler, Wick check either to you or to your designated payee.

 B. BY CHECKWRITING

 With this service you may write checks made payable to any payee. Checks can-not be written for more than the principal balance (not including any accrued dividends) in your account. (Note: In the event that a check or other debit is presented which exceeds the principal balance in the account, the account will be assessed a $20 prepayment overdraft fee by Butler, Wick.) First you must fill out the Signature Card which you can obtain from your Account Executive. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. All check ordering must be handled through Butler, Wick. Please con-tact your Account Executive when additional checks are needed.

                            ADDITIONAL INFORMATION

 SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be con-stant at $1.00 per share, although this price is not guaranteed. The net asset value of each Fund's shares is determined each business day at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share of a Fund is calculated by taking the sum of the value of that Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. The Funds have two transaction times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is re-ceived before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

 During drastic economic or market developments, you might have difficulty in reaching Alliance Fund Services, Inc. by telephone in which event you should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. Alliance Fund Services, Inc. is not responsible for the authenticity of telephone requests to purchase or sell shares. Alliance Fund Services, Inc. will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it failed to do so. Dealers or agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at anytime without notice.

 Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Fund is determined each business day at 4:00 p.m. (Eastern time) and is paid immedi-ately thereafter pro rata to shareholders of that Fund of record via automatic investment in additional full and fractional shares of that Fund in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

 Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in its net asset value and are not included in net income.

 Distributions to you out of tax-exempt interest income earned by AMT-General are not subject to Federal income tax (other than the AMT), but may be subject to state or local income taxes. Any exempt interest dividends derived from in-terest on municipal securities subject to the AMT will be a specific prefer-ence item for purposes of the Federal individual and corporate AMT. Distribu-tions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespec-tive of the length of time you may have held your shares. Distributions of short- and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year just ended.

 THE ADVISER. Each Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105, under separate Advisory Agreements to provide investment advice and, in general, to supervise its management and in-vestment program, subject to the general control of the Trustees of each Fund. For the fiscal year ended June 30, 1998, ACR, AGR and AMT-General, each paid the Adviser an advisory fee (net of reimbursement for AGR) at an annual rate of .46, .46 and .50 of 1%, respectively, of the average daily value of the re-spective Portfolio's net assets.

 The Adviser is a leading international investment manager supervising client accounts with assets as of June 30, 1998 of more than $262 billion (of which more than $107 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, invest-ment companies, foundations and endowment funds. The 58 registered investment companies managed by the Adviser comprising 123 separate investment portfolios currently have more than 3.5 million shareholders. As of June 30, 1998, the Adviser was retained as an investment manager for employee benefit plan assets for 32 of the FORTUNE 100 companies.

 Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in each Fund's Statement of Additional Information under "Management of the Fund."

 Under a Distribution Services Agreement (the "Agreement"), each Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate average daily net assets. For the period ended June 30, 1998, ACR, AGR and AMT-General each paid the Adviser a distribution services fee at an annual rate of .25 of 1% of the average daily value of the net assets of each Portfolio. Substan-tially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depos-itory institutions for administrative and accounting services provided to the Funds, with any remaining amounts being used to partially defray other ex-penses incurred by the Adviser in distributing the Fund's shares. The Funds believe that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Fund or its shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur.

 The Adviser will reimburse each Fund to the extent that aggregate operating expenses of that Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus NJ 07096-1520, and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

 YEAR 2000. Many computer systems and applications in use today process trans-actions using two digit date fields for the year of the transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900," which could result in processing inaccuracies and computer system failures. This is commonly known as the Year 2000 problem. Should any of the computer systems employed by the Funds' major service providers fail to process Year 2000 in-formation properly, that could have a significant negative impact on the Funds' operations and the services that are provided to the Funds' sharehold-ers.

 With respect to the Year 2000, the Funds have been advised that the Adviser, Distributor and Transfer Agent (collectively, "Alliance") began to address the Year 2000 issue several years ago in connection with the replacement or up-grading of certain computer systems and applications. During 1997, Alliance began a formal Year 2000 initiative, which established a structured and coor-dinated process to deal with the Year 2000 issue. Alliance reports that it has completed its assessment of the Year 2000 issues on its domestic and interna-tional computer systems and applications. Currently, management of Alliance expects that the required modifications for the majority of its significant systems and applications that will be in use on January 1, 2000, will be com-pleted and tested by the end of 1998. Full integration testing of these sys-tems and testing of interfaces with third-party suppliers will continue through 1999. At this time, management of Alliance believes that the costs as-sociated with resolving this issue will not have a material adverse effect on its oper-ations or on its ability to provide the level of services it currently pro-vides to the Funds.

 The Funds and Alliance have been advised by the Funds' Custodian that it is also in the process of reviewing its systems with the same goals. As of the date of this prospectus, the Funds and Alliance have no reason to believe that the Custodian will be unable to achieve these goals.

 FUND ORGANIZATION. AGR and Alliance Treasury Reserves (not offered by this prospectus) are series of Alliance Government Reserves which is a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in April 1984, having previ-ously been a Maryland corporation since formation in December 1978. ACR and Alliance Money Reserves (not offered by this prospectus) are series of Alli-ance Capital Reserves, a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in April 1978. AMT-General is a diversified series of Al-liance Municipal Trust, which is also an open-end management investment com-pany registered under the 1940 Act consisting of such series and seven other series not offered by this prospectus. The Fund was reorganized as a Massachu-setts business trust in April 1985, having previously been a Maryland corpora-tion since its formation in January 1983. Each Fund's activities are super-vised by its Trustees. Normally, shares of each series of Alliance Municipal Trust, Alliance Government Reserves and Alliance Capital Reserves are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Massachusetts law does not re-quire annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

 REPORTS. You receive semi-annual and annual reports for your Fund as well as a monthly summary of your account.

 Since this prospectus sets forth information about all the Funds, it is theo-retically possible that a Fund might be liable for any materially inaccurate or incomplete disclosure in this prospectus concerning another Fund. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this prospectus extends only to the disclosure relating to that Fund.